GOING CONCERN (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Line Items]
Retained Earnings (Accumulated Deficit), Total	$ (4,761,253)		$ (3,941,011)	$ (2,157,361)
Net Cash Provided by (Used in) Operating Activities, Total	1,340,500	183,700	894,000	1,535,000
Working Capital	511,000		761,000	183,200
Inception Date [Member]
Going Concern [Line Items]
Retained Earnings (Accumulated Deficit), Total	$ 4,761,000		$ 3,941,000